General information - Group reorganization (Details)	Jul. 22, 2015 GBP (£) shares	Apr. 02, 2015 GBP (£) shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Nov. 23, 2016 shares	Nov. 18, 2016 shares	Feb. 18, 2015 EquityInstruments
Motif BioSciences Inc
General information
Number of shares issued to shareholders | EquityInstruments								36,726,242
Ordinary shares
General information
Number of shares issued			296,660,243	263,519,128	195,741,528	22,863,428	71,633,248
Ordinary shares | AIM
General information
Number of shares issued		14,186,140
Share price | £		0.20
Ordinary shares | Subsequent placement
General information
Number of shares issued	44,000,000
Share price | £	0.50
ADS
General information
Number of shares issued						2,438,491